CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 5 - CONVERTIBLE NOTES PAYABLE

The following table summarizes the outstanding balance of convertible notes payable, interest and conversion rates as of December 31, 2022 and December 31, 2021, respectively.

	December 31, 2022	December 31, 2021

A. Convertible note payable to an investor with interest at 12% per annum, convertible at any time into shares of common stock at $0.008 per share. Interest is payable quarterly with the balance of principal and interest due on maturity on March 1, 2023. The note is secured by substantially all the assets of the Company.	$205,000	$295,000

B. Convertible note payable to an investor with interest at 5% per annum, convertible at any time into shares of common stock at $0.0008 per share. Interest is payable annually with the balance of principal and interest due on maturity on March 1, 2024. The note is secured by substantially all the assets of the Company.	55,000	55,000

D. Convertible note payable to an investor with interest at 12% per annum, principal and interest convertible into shares of common stock at $0.008 per share. Interest is payable quarterly with the balance of principal and interest due on maturity on March 1, 2023. The note is secured by substantially all the assets of the Company.	50,000	50,000

E. Convertible note payable to a related party with interest at 12% per annum, convertible at any time into shares of common stock at $0.0008 per share. Interest is payable quarterly with the balance of principal and interest due on maturity on August 2, 2024. The note is secured by substantially all the assets of the Company.	125,000	125,000

F. Convertible note payable to an investor with interest at 10% per annum, convertible at any time into shares of common stock at $0.01 per share. Principal and interest due on maturity on April 29, 2023.	33,167	33,167

G. Convertible note payable to an investor with interest at 10% per annum, convertible at any time into shares of common stock at $0.0099 per share. Note was issued as payment for future fees to be incurred under the related Equity Financing Agreement. Principal and interest due on maturity on April 29, 2023.	75,000	75,000

	543,167	633,167
Less deferred financing costs	(75,700)	(75,700)
Less Unamortized discount	–	(57,158)
Net balance	467,467	500,319
Less current portion	(363,167)	(233,167)
Long term portion	$104,300	$267,152

A.	January 18, 2018 Convertible Note and Warrants (“Note A”)

On January 28, 2021, the noteholder of Note A agreed to extend the maturity date of the Senior Secured Convertible Promissory Note to March 1, 2022, in exchange for the reduction of the conversion price to $0.01 per share, and all prior Events of Default (as defined in the Note A) including penalties of $100,000 were waived, and all future Events of Default (as defined in the Note A) pertaining to the future payment of interest were waived through maturity. On December 14, 2021, the Company entered into amendment to the Note A which limits the respective holder to conversions resulting in beneficial ownership by the holder and its affiliates of no more than 4.99% of the outstanding shares of common stock of the Company. The Company recorded $100,000 as extinguishment of debt in its statements of operations for the year ended December 31, 2021. The Company recorded $300,000 as the beneficial conversion feature discount on note payable of $500,000 on January 28, 2021. On March 14, 2022, the noteholder of Note A, effective March 1, 2022, agreed to extend the maturity date of the Senior Secured Convertible Note to March 1, 2023 in exchange for the reduction of the conversion price to $0.008 per share and one-year extensions as long as the Note A is not in default.

On February 4, 2021, the noteholder A converted the principal balance of $50,000 of its convertible promissory note into 5,000,000 shares of common stock of the Company (Note 9). On April 15, 2021, the noteholder A converted the principal balance of $75,000 of its convertible promissory note into 7,500,000 shares of common stock of the Company (Note 9). On July 28, 2021, the noteholder A converted the principal balance of $80,000 of its convertible promissory note into 8,000,000 shares of common stock of the Company (Note 9). On March 14, 2022, the noteholder of Note A agreed to extend the maturity date of March 1, 2022 of the Senior Secured Convertible Promissory Note to March 1, 2023, in exchange for the reduction of the conversion price to $0.008 per share, and all prior Events of Default (as defined in the Note A) including penalties were waived, and all future Events of Default (as defined in the Note A) pertaining to the future payment of interest were waived through maturity. On May 23, 2022, the noteholder of Note A converted $90,000 of the principal note balance into 11,250,000 shares of the Company’s common stock at the conversion price of $0.008 per share (Note 9).

The conversion shares totaled 45,608,457 and 42,603,642 shares of common stock, upon conversion of the total principal and accrued interest of $364,868 and $426,036 as of December 31, 2022 and 2021, respectively.

The Company amortized the beneficial conversion feature discount to interest expense of $0 and $254,660 for the years ended December 31, 2022 and 2021, respectively. The unamortized discount totaled $0 and $45,340 at December 31, 2022 and 2021, respectively. The Company adopted ASU 2020-06 in 2022 eliminating the use of beneficial conversion feature, hence no beneficial conversion feature expense was recorded for 2022 extensions. In addition, the Company recorded interest expense of $28,832 and $45,212 for the years ended December 31, 2022 and 2021, respectively. Accrued interest payable on Note A was $159,868 and $131,036 as of December 31, 2022 and 2021, respectively.

The principal balance payable on Note A amounted to $205,000 and $295,000 at December 31, 2022 and 2021, respectively.

B.	January 2019 Convertible Note and Warrants (“Note B”)

Effective March 1, 2021, the noteholder of Note B agreed to extend the maturity date of the Senior Secured Convertible Promissory Note to March 1, 2022, and all prior Events of Default (as defined in the Note B) including penalties were waived, and all other terms of the Note B remain the same (Note 9). On April 6, 2022, the Noteholder of Note B agreed to extend the maturity date of the Note B to March 1, 2024.

The unpaid principal balance of the Note B and accrued interest is $55,000 and $10,842 at December 31, 2022 and $55,000 and $8,092 as of December 31, 2021, respectively. The Company recorded interest expense of $2,750 and $2,750 for the years ended December 31, 2022 and 2021, respectively. This note and accrued interest is due to a related party. The conversion shares totaled 82,301,918 and 78,864,418 shares of common stock upon the conversion of the total principal and accrued interest of $65,842 and $63,092 as of December 31, 2022 and 2021, respectively.

D.	March 2019 Convertible Note and Warrants (“Note D”)

On January 28, 2021, the noteholder of Note D agreed to extend the maturity date of the Senior Secured Convertible Promissory Note to March 1, 2022 in exchange for the reduction of the conversion price to $0.01 per share, and all prior Events of Default (as defined in the Note D) including penalties of $10,000 were waived, and all future Events of Default (as defined in the Note D) pertaining to the future payment of interest were waived through maturity. On December 14, 2021, the Company entered into amendment to the Note D which limits the respective holder to conversions resulting in beneficial ownership by the holder and its affiliates of no more than 4.99% of the outstanding shares of common stock of the Company. The Company recorded $10,000 as extinguishment of debt in its statements of operations for the year ended December 31, 2021. The Company recorded $30,000 as the beneficial conversion feature discount on note payable of $50,000 on January 28, 2021. The Company amortized the beneficial conversion feature discount to interest expense of $0 and $25,466 for the years ended December 31, 2022 and 2021, respectively. The unamortized discount was $0 and $4,534 at December 31, 2022 and 2021, respectively. In addition, the Company recorded interest expense of $6,000 and $6,115 for the years ended December 31, 2022 and 2021, respectively. Accrued interest payable on Note D was $20,698 and $14,698 as of December 31, 2022 and 2021, respectively. The principal balance payable on Note D amounted to $50,000 and $50,000 on December 31, 2022 and 2021, respectively.

On March 14, 2022, the noteholder of Note D, effective March 1, 2022, agreed to extend the maturity date of the Senior Secured Convertible Note to March 1, 2023 in exchange for the reduction of the conversion price to $0.008 per share and one-year extensions as long as the Note D is not in default. The Company adopted ASU 2020-06 in 2022 eliminating the use of beneficial conversion feature, hence no beneficial conversion feature expense was recorded for 2022 extensions.

The conversion shares of Note D totaled 8,837,192 shares and 6,469,754 shares of common stock upon the conversion of the total principal and accrued interest of $70,698 and $64,698 as of December 31, 2022 and 2021, respectively.

E.	August 2019 Convertible Note and Warrants (“Note E”)

On August 2, 2021, the noteholder of Note E agreed to extend the maturity date of the Senior Secured Convertible Promissory Note to August 2, 2024. All other terms and conditions of the Note E remain the same. The Company adopted ASU 2020-06 in 2022 eliminating the use of beneficial conversion feature, hence no beneficial conversion feature expense was recorded for 2022 extensions. The Company amortized the debt discount on Note E to interest expense of $0 and $34,104 for the years ended December 31, 2022 and 2021, respectively. The unamortized discount was $0 at December 31, 2022 and 2021, respectively. The Company recorded interest expense of $15,000 and $15,000 on Note E for the years ended December 31, 2022 and 2021, respectively. Accrued interest payable on Note E was $48,690 and $33,690 as of December 31, 2021 and 2020, respectively. The principal balance payable on Note E amounted to $125,000 and $125,000 on December 31, 2022 and 2021, respectively. This note is payable to a related party. The conversion shares totaled 217,112,620 shares and 188,916,781 shares of common stock upon conversion of the total principal and accrued interest of $173,690 and $158,690 as of December 31, 2022 and 2021, respectively.

F.	August 29, 2019 Convertible Note and Warrants (“Note F”)

On February 1, 2021, the noteholder of Note F converted the principal balance of $66,833 of its convertible promissory note and $5,177 of accrued interest into 7,200,000 shares of common stock of the Company (Note 9). The Company recorded amortization of debt to interest expense of $3,637 and $1,925 for the years ended December 31, 2022 and 2021, and unamortized debt balance of $0 and $3,637 at December 31, 2022 and 2021, respectively. The Company recorded interest expense of $3,317 and $3,903 for the years ended December 31, 2022 and 2021, respectively. Accrued interest payable on Note F was $5,029 and $1,712 as of December 31, 2022 and 2021, respectively. The principal balance payable on Note F amounted to $33,167 on December 31, 2022 and 2021, respectively.

G .	July 2020 Equity Financing Arrangement (“Note G”)

As of December 31, 2022 and 2021, the unpaid principal balance of Note G was $75,000, and the accrued interest was $17,240 and $9,740, respectively. The Company recorded interest expense of $7,500 and $7,500 for the years ended December 31, 2022 and 2021, respectively. The Company recorded amortization of debt to interest expense of $3,637 and $1,925 for the years ended December 31, 2022 and 2021, leaving an unamortized debt balance of $0 and $3,637 at December 31, 2022 and 2021, respectively. The conversion shares totaled 9,317,144 and 8,473,973 shares of common stock upon conversion of the total principal and accrued interest of $92,240 and $84,740 as of December 31, 2022 and 2021, respectively.